Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (31.3%)

	Airlines (0.4%)

328,371	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$330,256

48,667	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	49,512

207,363	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	226,150

140,619	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	156,447

84,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	82,128

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

144,000	5.500%, 04/20/26	147,508

48,000	5.750%, 04/20/29	49,221

215,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	213,484

164,802	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	190,448

69,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	74,842

162,307	United Airlines Pass Through Trust Series 2014-2, Class B~ 4.625%, 03/03/24	163,747

99,435	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	96,559

		1,780,302

	Communication Services (1.8%)

225,000	Altice France SA/France* 5.500%, 10/15/29	213,390

95,000	APi Escrow Corp.* 4.750%, 10/15/29	93,171

335,000	Arrow Bidco, LLC*~ 9.500%, 03/15/24	340,417

144,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	143,071

68,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	70,158

285,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	294,359

	CSC Holdings, LLC*

285,000	5.375%, 02/01/28	286,282

200,000	5.750%, 01/15/30	188,726

200,000	4.625%, 12/01/30	178,224

204,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	210,418

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

150,000	6.625%, 08/15/27	$39,657

115,000	5.375%, 08/15/26	53,389

214,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	214,886

379,000	Embarq Corp.~ 7.995%, 06/01/36	390,658

	Entercom Media Corp.*^

141,000	6.500%, 05/01/27	134,122

96,000	6.750%, 03/31/29	90,340

88,000	Frontier California, Inc. 6.750%, 05/15/27	91,325

202,000	Frontier Florida, LLC 6.860%, 02/01/28	210,332

280,000	Frontier North, Inc.~ 6.730%, 02/15/28	290,240

200,000	Gannett Holdings, LLC* 6.000%, 11/01/26	203,964

165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	154,034

145,000	Intelsat Jackson Holdings, SA*@ 9.750%, 07/15/25	64,392

260,000	LCPR Senior Secured Financing DAC*~ 6.750%, 10/15/27	270,561

120,395	Ligado Networks, LLC* 15.500%, 11/01/23	89,986

	Lumen Technologies, Inc.

385,000	4.000%, 02/15/27*~	370,740

12,000	7.600%, 09/15/39	12,039

95,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	87,223

165,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	162,525

500,000	Netflix, Inc.*~ 4.875%, 06/15/30	559,835

	Scripps Escrow II, Inc.*

95,000	3.875%, 01/15/29	90,775

48,000	5.375%, 01/15/31	47,535

395,000	Scripps Escrow, Inc.*~ 5.875%, 07/15/27	405,535

	Sirius XM Radio, Inc.*

140,000	4.000%, 07/15/28	135,526

90,000	3.125%, 09/01/26	86,642

48,000	3.875%, 09/01/31	44,438

145,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	150,056

480,000	Sprint Corp.~ 7.125%, 06/15/24	523,598

265,000	United States Cellular Corp.~ 6.700%, 12/15/33	295,085

395,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	455,415

		7,743,069

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (3.2%)

201,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	$211,472

95,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	93,753

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

194,000	6.625%, 01/15/28	204,247

119,000	4.625%, 08/01/29	117,658

48,000	4.625%, 04/01/30	47,416

43,000	At Home Group, Inc.* 4.875%, 07/15/28	41,228

56,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	56,237

	Bath & Body Works, Inc.

254,000	6.694%, 01/15/27	286,459

142,000	6.875%, 11/01/35	163,466

	Caesars Entertainment, Inc.*

118,000	4.625%, 10/15/29	113,203

93,000	8.125%, 07/01/27	100,155

93,000	6.250%, 07/01/25	96,463

	Carnival Corp.*

98,000	10.500%, 02/01/26	110,250

48,000	7.625%, 03/01/26	49,032

230,000	Carriage Services, Inc.* 4.250%, 05/15/29	224,524

145,000	Carvana Company* 5.625%, 10/01/25	138,320

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

750,000	4.750%, 03/01/30~	745,635

250,000	4.500%, 08/15/30	244,028

96,000	4.750%, 02/01/32	94,501

96,000	4.250%, 02/01/31	91,765

70,000	4.250%, 01/15/34	64,964

	Century Communities, Inc.

475,000	6.750%, 06/01/27~	495,444

45,000	3.875%, 08/15/29*	43,110

	Dana, Inc.

95,000	4.500%, 02/15/32	90,836

51,000	4.250%, 09/01/30	49,663

	DISH DBS Corp.

347,000	7.750%, 07/01/26~	357,910

140,000	5.250%, 12/01/26*	135,951

120,000	7.375%, 07/01/28^	116,285

200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	202,920

204,000	Everi Holdings, Inc.* 5.000%, 07/15/29	203,217

	Ford Motor Credit Company, LLC

715,000	4.134%, 08/04/25~	732,718

300,000	4.000%, 11/13/30~	301,812

200,000	4.389%, 01/08/26	207,190

	Gap, Inc.*

71,000	3.875%, 10/01/31^	66,020

9,000	3.625%, 10/01/29	8,378

	General Motors Financial Company, Inc.‡

395,000	6.500%, 02/01/34~^ 3 mo. USD LIBOR + 3.44%	431,534

385,000	5.700%, 02/01/34 5 year CMT + 5.00% goeasy, Ltd.*	434,330

325,000	5.375%, 12/01/24~	332,813

PRINCIPAL AMOUNT		VALUE

177,000	4.375%, 05/01/26	$176,455

96,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	96,142

91,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	87,269

239,000	Guitar Center, Inc.*& 8.500%, 01/15/26	254,573

	Liberty Interactive, LLC

190,000	8.250%, 02/01/30	197,661

85,000	8.500%, 07/15/29	88,428

	Life Time, Inc.*

144,000	8.000%, 04/15/26	147,321

100,000	5.750%, 01/15/26	100,594

123,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	124,530

	M/I Homes, Inc.

130,000	4.950%, 02/01/28	131,811

125,000	3.950%, 02/15/30	121,899

200,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	225,756

	Mattel, Inc.*

390,000	5.875%, 12/15/27~	414,742

24,000	3.750%, 04/01/29	24,019

225,000	Mclaren Finance, PLC* 7.500%, 08/01/26	230,850

242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	236,637

209,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	212,793

278,000	Newell Brands, Inc.~ 4.700%, 04/01/26	291,680

90,000	Nordstrom, Inc.^ 5.000%, 01/15/44	80,324

96,000	Papa John’s International, Inc.* 3.875%, 09/15/29	91,405

215,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	202,263

265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	249,278

473,000	Rite Aid Corp.*~ 8.000%, 11/15/26	464,864

270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	260,204

120,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	117,232

505,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*~ 4.875%, 11/01/27	510,626

270,000	Taylor Morrison Communities, Inc.*~ 5.750%, 01/15/28	289,094

48,000	Thor Industries, Inc.* 4.000%, 10/15/29	45,946

50,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	56,037

220,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	213,558

280,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	271,085

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

47,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	$47,564

		13,567,547

	Consumer Staples (0.7%)

218,000	Central Garden & Pet Company* 4.125%, 04/30/31	208,676

258,000	Edgewell Personal Care Company* 4.125%, 04/01/29	253,454

263,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	249,016

280,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.500%, 01/15/30	298,181

	Kraft Heinz Foods Company

290,000	4.375%, 06/01/46~	304,468

48,000	3.875%, 05/15/27	49,895

395,000	Land O’ Lakes, Inc.*~ 7.000%, 02/01/66	414,995

191,000	Performance Food Group, Inc.* 4.250%, 08/01/29	179,687

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	250,188

	Post Holdings, Inc.*

135,000	4.625%, 04/15/30^	130,217

47,000	5.500%, 12/15/29	48,368

182,000	Prestige Brands, Inc.* 3.750%, 04/01/31	165,667

210,000	United Natural Foods, Inc.* 6.750%, 10/15/28	223,001

200,000	Vector Group, Ltd.* 5.750%, 02/01/29	185,434

		2,961,247

	Energy (2.1%)

	Antero Resources Corp.*

59,000	7.625%, 02/01/29	64,329

48,000	5.375%, 03/01/30	49,617

	Apache Corp.

192,000	5.100%, 09/01/40	201,468

96,000	4.625%, 11/15/25	100,395

	Buckeye Partners, LP

460,000	5.850%, 11/15/43~	426,084

205,000	3.950%, 12/01/26	204,949

138,000	ChampionX Corp. 6.375%, 05/01/26	143,239

	Cheniere Energy Partners, LP

96,000	3.250%, 01/31/32*	90,384

50,000	4.000%, 03/01/31^	49,998

96,000	Cheniere Energy, Inc. 4.625%, 10/15/28	97,533

94,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	100,588

475,000	DCP Midstream Operating, LP*~‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	454,433

100,000	DT Midstream, Inc.* 4.125%, 06/15/29	98,920

620,000	Enbridge, Inc.‡ 5.750%, 07/15/80 5 year CMT + 5.31%	684,052

PRINCIPAL AMOUNT		VALUE

560,000	Energy Transfer, LP~‡ 6.500%, 02/01/34 5 year CMT + 5.69	$573,042

835,000	EnLink Midstream Partners, LP 6.000%, 02/01/34~‡ 3 mo. USD LIBOR + 4.11%	633,832

205,000	4.850%, 07/15/26	210,840

	EQT Corp.

265,000	7.500%, 02/01/30~	315,695

75,000	6.625%, 02/01/25	80,925

50,000	5.000%, 01/15/29	53,042

100,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	107,589

96,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	98,681

	Laredo Petroleum, Inc.

153,000	10.125%, 01/15/28	161,872

50,000	7.750%, 07/31/29*^	48,353

210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	215,132

425,000	MPLX, LP~‡ 6.875%, 02/01/22 3 mo. USD LIBOR + 4.65%	426,398

96,000	Murphy Oil Corp. 6.375%, 07/15/28	99,440

	New Fortress Energy, Inc.*

180,000	6.750%, 09/15/25	170,640

96,000	6.500%, 09/30/26	90,103

48,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	51,316

	Occidental Petroleum Corp.

683,000	4.300%, 08/15/39~	647,429

94,000	5.875%, 09/01/25	100,551

169,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	171,777

790,000	Plains All American Pipeline, LP~‡ 6.125%, 02/01/34 3 mo. USD LIBOR + 4.11%	668,561

220,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	221,859

48,000	Southwestern Energy Company 4.750%, 02/01/32	48,009

48,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	47,444

	Venture Global Calcasieu Pass, LLC*

45,000	4.125%, 08/15/31	45,386

45,000	3.875%, 08/15/29	45,018

280,000	Viper Energy Partners, LP* 5.375%, 11/01/27	288,963

290,000	W&T Offshore, Inc.* 9.750%, 11/01/23	283,133

168,000	Weatherford International, Ltd.* 6.500%, 09/15/28	174,224

		8,845,243

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (15.2%)

	Acrisure, LLC / Acrisure Finance, Inc.*

283,000	6.000%, 08/01/29	$268,980

251,000	7.000%, 11/15/25^	250,674

191,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	201,723

311,000	AG Issuer, LLC* 6.250%, 03/01/28	322,100

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

875,000	6.750%, 10/15/27~	866,819

50,000	4.250%, 10/15/27	48,828

45,000	5.875%, 11/01/29	44,446

2,121,000	Ally Financial, Inc.~‡ 4.700%, 02/01/34 7 year CMT + 3.48%	2,116,118

742,000	American Express Company~‡ 3.550%, 02/01/34 5 year CMT + 2.85	714,487

220,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	213,605

685,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	749,883

379,000	AmWINS Group, Inc.*~ 4.875%, 06/30/29	372,239

930,000	Ares Finance Company III, LLC*~‡ 4.125%, 06/30/51 5 year CMT + 3.24	929,805

710,000	AssuredPartners, Inc.*~ 7.000%, 08/15/25	709,609

208,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	208,653

835,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19	863,924

1,100,000	Bank Of America Corp.µ‡ 4.375%, 02/01/34	1,089,748

690,000	Bank of Montrealµ^‡ 4.800%, 02/01/34 5 year CMT + 2.98%	702,737

985,000	Bank of New York Mellon Corp.µ‡ 4.700%, 02/01/34^ 5 year CMT + 4.36%	1,041,874

925,000	3.750%, 02/01/34 5 year CMT + 2.63	898,508

188,000	3.700%, 02/01/34 5 year CMT + 3.35%	189,104

670,000	Bank of Nova Scotiaµ‡ 3.625%, 10/27/81 5 year CMT + 2.613%	620,152

605,000	4.900%, 02/01/34 5 year CMT + 4.55%	634,687

620,000	Barclays, PLC~‡ 4.375%, 02/01/34 5 year CMT + 3.41	584,462

810,000	BP Capital Markets, PLC‡ 4.875%, 02/01/34 5 year CMT + 4.40%	854,833

PRINCIPAL AMOUNT		VALUE

410,000	4.375%, 02/01/34 5 year CMT + 4.04%	$423,878

375,000	BroadStreet Partners, Inc.*~ 5.875%, 04/15/29	357,896

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

385,000	4.500%, 04/01/27~	364,838

231,000	5.750%, 05/15/26	231,707

1,723,000	Capital One Financial Corp.~^‡ 3.950%, 02/01/34 5 year CMT + 3.16	1,692,331

1,328,000	Charles Schwab Corp.‡ 4.000%, 02/01/34 10 year CMT + 3.08%^	1,311,231

400,000	5.375%, 02/01/34 5 year CMT + 4.97%	428,572

	Citigroup, Inc.~‡

2,595,000	3.875%, 02/01/34 5 year CMT + 3.42	2,546,058

445,000	4.000%, 02/01/34 5 year CMT + 3.60%	442,210

1,115,000	Citizens Financial Group, Inc.~^‡ 4.000%, 02/01/34 5 year CMT + 3.22	1,093,971

	Credit Acceptance Corp.

475,000	6.625%, 03/15/26^	490,209

161,000	5.125%, 12/31/24*	163,048

565,000	Credit Suisse Group, AG*~‡ 7.500%, 12/29/49 U.S. 5 yr Swap + 4.60%	603,505

60,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	63,415

	Discover Financial Services~‡

660,000	6.125%, 02/01/34^ 5 year CMT + 5.78%	712,628

425,000	5.500%, 02/01/34 3 mo. USD LIBOR + 3.08%	442,510

200,000	Enact Holdings, Inc.* 6.500%, 08/15/25	212,248

1,500,000	Fifth Third Bancorp~‡ 4.500%, 02/01/34 5 year CMT + 4.22%	1,558,950

275,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	264,883

	Goldman Sachs Group, Inc.~‡

1,435,000	4.400%, 02/01/34 5 year CMT + 2.85%	1,413,389

1,375,000	3.800%, 02/01/34 5 year CMT + 2.97	1,328,016

442,000	4.125%, 02/01/34 5 year CMT + 2.95	432,236

427,000	Greystar Real Estate Partners, LLC*~ 5.750%, 12/01/25	434,579

	HSBC Holdings, PLC‡

400,000	6.375%, 12/29/49µ U.S. 5 yr Swap + 4.37%	424,192

250,000	4.000%, 02/01/34^ 5 year CMT + 3.22	244,852

	HUB International, Ltd.*

410,000	7.000%, 05/01/26~	420,090

91,000	5.625%, 12/01/29	90,278

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Huntington Bancshares, Inc.^‡

940,000	4.450%, 02/01/34~ 7 year CMT + 4.05%	$977,910

375,000	5.625%, 02/01/34 10 year CMT + 4.95%	421,395

220,000	5.700%, 02/01/34 3 mo. USD LIBOR + 2.88%	221,927

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

245,000	5.250%, 05/15/27	247,107

144,000	4.375%, 02/01/29	137,082

510,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	442,185

	ING Groep, NV‡

800,000	4.250%, 02/01/34~^ 5 year CMT + 2.86	728,416

200,000	3.875%, 02/01/34 5 year CMT + 2.86	183,936

485,000	Iron Mountain, Inc.*~ 5.250%, 03/15/28	492,901

525,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*~ 5.000%, 08/15/28	519,787

3,050,000	JPMorgan Chase & Company^‡ 3.650%, 02/01/34 5 year CMT + 2.85	2,935,259

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

379,000	5.250%, 10/01/25~	381,316

95,000	4.750%, 06/15/29	93,090

265,000	LD Holdings Group, LLC* 6.125%, 04/01/28	236,428

	Level 3 Financing, Inc.*

200,000	4.250%, 07/01/28	191,158

93,000	3.875%, 11/15/29	91,594

870,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32	858,716

575,000	Lloyds Banking Group, PLC~‡ 7.500%, 04/30/49 U.S. 5 yr Swap + 4.76%	624,858

139,000	LPL Holdings, Inc.* 4.000%, 03/15/29	135,511

670,000	Markel Corp.~‡ 6.000%, 02/01/34 5 year CMT + 5.66%	719,915

	MetLife, Inc.^

1,205,000	6.400%, 12/15/66	1,436,553

800,000	3.850%, 02/01/34‡ 5 year CMT + 3.58%	806,600

380,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	454,096

	Navient Corp.

422,000	5.000%, 03/15/27~	410,218

220,000	4.875%, 03/15/28	210,716

550,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	524,326

	Nordea Bank Abp*‡

900,000	3.750%, 02/01/66µ 5 year CMT + 2.60	819,450

580,000	6.625%, 02/01/66^ 5 year CMT + 4.11%	643,203

PRINCIPAL AMOUNT		VALUE

130,000	OneMain Finance Corp. 3.875%, 09/15/28	$121,514

98,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	100,289

1,283,000	PartnerRe Finance B, LLC~^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	1,319,578

212,000	PHH Mortgage Corp.* 7.875%, 03/15/26	218,120

885,000	PNC Financial Services Group, Inc.µ‡ 3.400%, 02/01/34 5 year CMT + 2.60	837,316

376,000	Prudential Financial, Inc.‡ 3.700%, 10/01/50 5 year CMT + 3.04%	367,555

785,000	QBE Insurance Group, Ltd.*‡ 5.875%, 02/01/66 5 year CMT + 5.51%	837,038

220,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	213,114

	RLJ Lodging Trust, LP*

144,000	3.750%, 07/01/26	140,177

93,000	4.000%, 09/15/29	87,715

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

85,000	3.875%, 03/01/31	79,829

85,000	3.625%, 03/01/29	79,691

45,000	2.875%, 10/15/26	42,916

2,157,000	State Street Corp.~^‡ 5.625%, 02/01/34 3 mo. USD LIBOR + 2.54%	2,210,925

199,000	StoneX Group, Inc.* 8.625%, 06/15/25	211,302

	SVB Financial Group~‡

875,000	4.000%, 02/01/34^ 5 year CMT + 3.20	851,042

651,000	4.100%, 02/01/34^ 10 year CMT + 3.06%	619,251

367,000	4.250%, 02/01/34 5 year CMT + 3.07	361,359

	Truist Financial Corp.µ‡

835,000	4.800%, 02/01/34^ 5 year CMT + 3.00%	853,053

375,000	4.950%, 02/01/34 5 year CMT + 4.61%	397,155

575,000	UBS Group, AG*‡ 7.000%, 02/01/66~ U.S. 5 yr Swap + 4.34%	608,419

400,000	4.875%, 02/01/66 5 year CMT + 3.40	399,956

	United Wholesale Mortgage, LLC*

221,000	5.500%, 04/15/29	202,518

90,000	5.750%, 06/15/27	85,297

90,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	85,247

450,000	US Bancorpµ^‡ 3.700%, 02/01/34 5 year CMT + 2.54	434,196

3,450,000	Wells Fargo & Company~‡ 3.900%, 02/01/34 5 year CMT + 3.45%	3,418,363

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	XHR, LP*

208,000	6.375%, 08/15/25	$215,199

96,000	4.875%, 06/01/29	94,307

		65,127,812

	Health Care (1.5%)

96,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	95,060

90,000	Bausch Health Americas, Inc.* 9.250%, 04/01/26	92,984

	Bausch Health Companies, Inc.*

640,000	5.000%, 01/30/28~	540,365

265,000	5.250%, 02/15/31	211,695

83,000	5.000%, 02/15/29	66,891

72,000	6.125%, 02/01/27	72,291

45,000	7.250%, 05/30/29	40,426

95,000	Centene Corp. 3.000%, 10/15/30	92,269

96,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	92,711

24,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	23,910

	CHS/Community Health Systems, Inc.*

610,000	8.000%, 03/15/26~	636,748

377,000	6.125%, 04/01/30~^	360,190

108,000	6.875%, 04/15/29	107,225

	DaVita, Inc.*

284,000	4.625%, 06/01/30	276,778

222,000	3.750%, 02/15/31	204,162

144,000	Embecta Corp.* 5.000%, 02/15/30	144,282

	Encompass Health Corp.

100,000	4.750%, 02/01/30	99,505

100,000	4.500%, 02/01/28	99,604

200,000	Jazz Securities DAC* 4.375%, 01/15/29	198,112

	Mozart Debt Merger Sub, Inc.*

233,000	5.250%, 10/01/29	226,751

230,000	3.875%, 04/01/29	221,828

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

350,000	5.125%, 04/30/31~	350,098

200,000	4.125%, 04/30/28	197,924

	Tenet Healthcare Corp.

835,000	6.875%, 11/15/31~	910,183

480,000	5.125%, 11/01/27*~	481,570

72,000	4.375%, 01/15/30*	69,530

	Teva Pharmaceutical Finance Netherlands III, BV

200,000	7.125%, 01/31/25	208,792

200,000	4.750%, 05/09/27	194,172

90,000	3.150%, 10/01/26	82,778

		6,398,834

	Industrials (3.0%)

190,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	202,354

220,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	210,445

420,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54	427,510

PRINCIPAL AMOUNT		VALUE

	Air Lease Corp.‡

560,000	4.650%, 02/01/34 5 year CMT + 4.08	$564,396

460,000	4.125%, 02/01/34~ 5 year CMT + 3.15	446,053

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

217,000	4.875%, 02/15/30	221,314

215,000	4.625%, 01/15/27	220,244

95,000	3.500%, 03/15/29^	89,942

50,000	Allison Transmission, Inc.* 3.750%, 01/30/31	46,561

50,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	46,450

108,000	Arcosa, Inc.* 4.375%, 04/15/29	105,840

940,000	ARD Finance, SA*~ 6.500%, 06/30/27 7.250% PIK rate	953,527

97,000	At Home Group, Inc.* 7.125%, 07/15/29	91,007

199,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	190,294

191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	189,336

48,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	45,028

	Delta Air Lines, Inc.

49,000	3.800%, 04/19/23	49,601

47,000	7.375%, 01/15/26	53,551

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

48,000	4.750%, 10/20/28	51,298

24,000	4.500%, 10/20/25µ	24,903

96,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	95,831

143,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	145,248

186,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	165,758

85,000	EnerSys* 4.375%, 12/15/27	86,513

205,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	197,655

96,000	GFL Environmental, Inc.* 3.750%, 08/01/25	96,094

100,000	Golden Nugget, Inc.* 8.750%, 10/01/25	102,268

108,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	109,891

88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	84,245

203,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	207,616

443,000	H&E Equipment Services, Inc.*~ 3.875%, 12/15/28	418,905

231,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	236,348

475,000	Herc Holdings, Inc.*~ 5.500%, 07/15/27	488,936

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

220,000	IEA Energy Services, LLC* 6.625%, 08/15/29	$215,246

290,000	JELD-WEN, Inc.* 4.625%, 12/15/25	289,026

90,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	95,930

213,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	206,427

96,000	MasTec, Inc.* 4.500%, 08/15/28	97,690

214,000	Meritor, Inc.* 4.500%, 12/15/28	208,701

107,000	Moog, Inc.* 4.250%, 12/15/27	107,459

255,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	250,101

172,000	Novelis Corp.* 4.750%, 01/30/30	172,200

70,000	OI European Group, BV* 4.750%, 02/15/30	68,583

225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	213,377

225,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	203,830

211,000	Patrick Industries, Inc.* 4.750%, 05/01/29	202,106

235,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	252,249

96,000	PGT Innovations, Inc.* 4.375%, 10/01/29	92,643

47,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	48,789

111,000	QVC, Inc. 4.375%, 09/01/28	102,383

98,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	92,246

	Sinclair Television Group, Inc.*

141,000	4.125%, 12/01/30	129,994

100,000	5.500%, 03/01/30	92,910

	Standard Industries, Inc.*

195,000	5.000%, 02/15/27	196,439

47,000	4.375%, 07/15/30^	45,027

315,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	320,846

450,000	Station Casinos, LLC*~ 4.500%, 02/15/28	438,363

150,000	Stericycle, Inc.* 3.875%, 01/15/29	143,345

145,000	STL Holding Company, LLC* 7.500%, 02/15/26	152,818

	TransDigm, Inc.~

465,000	6.250%, 03/15/26*	481,047

405,000	7.500%, 03/15/27	420,641

96,000	Tronox, Inc.* 4.625%, 03/15/29	92,922

	United Rentals North America, Inc.

95,000	3.750%, 01/15/32	91,823

48,000	3.875%, 02/15/31	46,794

PRINCIPAL AMOUNT		VALUE

187,000	Vertiv Group Corp.* 4.125%, 11/15/28	$182,669

201,000	Wabash National Corp.* 4.500%, 10/15/28	195,083

280,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	272,608

	WESCO Distribution, Inc.*

93,000	7.125%, 06/15/25	97,437

45,000	7.250%, 06/15/28	48,303

		13,033,017

	Information Technology (0.7%)

96,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	94,972

299,000	CommScope Technologies, LLC* 6.000%, 06/15/25	291,525

175,000	CommScope, Inc.* 4.750%, 09/01/29	167,779

108,000	Dell International, LLC / EMC Corp. 6.100%, 07/15/27	126,673

56,000	Fair Isaac Corp.* 4.000%, 06/15/28	55,889

96,000	II-VI, Inc.* 5.000%, 12/15/29	95,894

210,000	KBR, Inc.* 4.750%, 09/30/28	209,939

	MPH Acquisition Holdings, LLC*

210,000	5.750%, 11/01/28^	189,265

95,000	5.500%, 09/01/28	91,354

96,000	NCR Corp.* 5.125%, 04/15/29	95,898

303,000	Nielsen Finance, LLC / Nielsen Finance Company*~ 4.500%, 07/15/29	282,853

143,000	ON Semiconductor Corp.* 3.875%, 09/01/28	142,103

	Open Text Corp.*

129,000	3.875%, 02/15/28	126,905

72,000	3.875%, 12/01/29	69,179

72,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	69,697

96,000	Playtika Holding Corp.* 4.250%, 03/15/29	91,832

118,000	PTC, Inc.* 4.000%, 02/15/28	117,480

220,000	TTM Technologies, Inc.* 4.000%, 03/01/29	210,146

	Twilio, Inc.

130,000	3.625%, 03/15/29	125,025

47,000	3.875%, 03/15/31	45,018

240,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	230,969

220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	207,244

		3,137,639

	Materials (0.7%)

90,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	91,861

150,000	ArcelorMittal, SA 7.000%, 10/15/39	195,329

145,000	Chemours Company* 4.625%, 11/15/29	138,346

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

300,000	Clearwater Paper Corp.*~ 4.750%, 08/15/28	$301,680

	Commercial Metals Company

96,000	4.125%, 01/15/30	95,301

48,000	4.375%, 03/15/32	47,805

250,000	Constellium, SE*^ 3.750%, 04/15/29	236,727

200,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	201,256

300,000	Freeport-McMoRan, Inc.~ 5.450%, 03/15/43	353,205

144,000	HB Fuller Company 4.250%, 10/15/28	143,304

191,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	190,028

	Kaiser Aluminum Corp.*

85,000	4.625%, 03/01/28	82,147

24,000	4.500%, 06/01/31^	22,656

96,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	94,286

201,000	Mercer International, Inc. 5.125%, 02/01/29	199,285

169,000	OCI, NV* 4.625%, 10/15/25	173,693

95,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	99,766

80,000	Silgan Holdings, Inc. 4.125%, 02/01/28	80,405

96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	97,055

200,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	204,226

97,000	Valvoline, Inc.* 3.625%, 06/15/31	89,107

		3,137,468

	Real Estate (0.2%)

152,000	EPR Properties 3.750%, 08/15/29	148,852

	Forestar Group, Inc.*

139,000	5.000%, 03/01/28	141,149

97,000	3.850%, 05/15/26	95,777

142,000	iStar, Inc. 5.500%, 02/15/26	144,867

164,000	MIWD Holdco II LLC* 5.500%, 02/01/30	162,667

95,000	Service Properties Trust 5.250%, 02/15/26	91,291

		784,603

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment Company*

185,000	6.750%, 01/15/30	179,798

96,000	4.625%, 01/15/29	93,582

		273,380

	Utilities (1.7%)

910,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82	899,881

200,000	CenterPoint Energy, Inc.‡ 6.125%, 02/01/34 3 mo. USD LIBOR + 3.27%	205,466

PRINCIPAL AMOUNT		VALUE

505,000	CMS Energy Corp.~‡ 4.750%, 06/01/50 5 year CMT + 4.12%	$537,759

	Dominion Energy, Inc.‡

695,000	4.650%, 02/01/34~ 5 year CMT + 2.99%	712,465

367,000	4.350%, 02/01/34 5 year CMT + 3.20	371,312

	Duke Energy Corp.~‡

900,000	4.875%, 02/01/34 5 year CMT + 3.39%	931,671

368,000	3.250%, 01/15/82 5 year CMT + 2.32	345,030

770,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55	761,415

62,000	PPL Capital Funding, Inc.‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	57,529

	Sempra Energy‡

375,000	4.875%, 02/01/34~ 5 year CMT + 4.55%	393,581

240,000	4.125%, 04/01/52 5 year CMT + 2.87	234,533

	Southern Company‡

668,000	4.000%, 01/15/51~ 5 year CMT + 3.73%	674,299

280,000	3.750%, 09/15/51 5 year CMT + 2.92	271,810

	Vistra Corp.*‡

535,000	8.000%, 02/01/66~ 5 year CMT + 6.93	556,368

305,000	7.000%, 02/01/66 5 year CMT + 5.74	304,567

		7,257,686

	TOTAL CORPORATE BONDS (Cost $135,241,035)	134,047,847

CONVERTIBLE BONDS (0.1%)

	Consumer Discretionary (0.1%)

373,000	DISH Network Corp.µ 2.375%, 03/15/24	358,278

	Information Technology (0.0%)

145,000	Shift4 Payments, Inc.*µ 0.500%, 08/01/27	123,050

	TOTAL CONVERTIBLE BONDS (Cost $57,919)	481,328

BANK LOANS (2.5%) ¡

	Airlines (0.1%)

165,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	171,508

248,125	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	248,814

		420,322

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Communication Services (0.6%)

488,750	Clear Channel Outdoor Holdings, Inc.‡ 3.799%, 08/21/26 3 mo. LIBOR + 3.50%	$482,733

438,075	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	439,240

242,912	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	242,912

159,678	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	159,079

825,000	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	825,260

95,000	Intelsat Jackson Holdings, SA! 8.625%,	95,030

125,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	124,766

		2,369,020

	Consumer Discretionary (0.3%)

64,382	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	65,107

337,450	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	337,583

318,639	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	318,589

218,636	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	218,636

140,551	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	140,902

79,295	TKC Holdings, Inc.! 6.500%,	79,493

316,575	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	306,999

		1,467,309

	Consumer Staples (0.0%)

83,387	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	83,504

	Financials (0.1%)

223,875	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	224,240

	Health Care (0.6%)

933,820	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	927,007

148,823	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	148,692

PRINCIPAL AMOUNT		VALUE

37,079	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	$37,047

721,834	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	677,322

207,059	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	206,995

821,708	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	795,619

		2,792,682

	Industrials (0.4%)

99,500	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	99,118

120,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	120,575

190,145	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	190,382

442,159	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	440,976

299,777	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	299,777

675,954	Scientific Games International, Inc.‡ 2.840%, 08/14/24 1 mo. LIBOR + 2.75%	674,731

		1,825,559

	Information Technology (0.3%)

262,500	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	265,207

261,140	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	260,575

367,500	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	366,811

133,650	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	133,608

260,000	VFH Parent LLC‡ 3.500%, 01/13/29 SOFRTE + 3.00%	260,000

		1,286,201

	Materials (0.1%)

132,638	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	132,610

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

95,000	LSF11 A5 HoldCo, LLC‡ 3.808%, 10/15/28 3 mo. LIBOR + 3.75%	$95,178

		227,788

	Special Purpose Acquisition Company (0.0%)

45,000	Fertitta Entertainment, LLC! 01/27/29	45,197

	TOTAL BANK LOANS (Cost $10,588,352)	10,741,822

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (3.5%)

	Communication Services (0.6%)

25,330	AT&T, Inc.µ^ 4.750%, 02/18/25	622,358

13,300	AT&T, Inc.µ^ 5.350%, 11/01/22	338,485

58,930	Qwest Corp.µ^ 6.500%, 09/01/56	1,485,625

		2,446,468

	Consumer Discretionary (0.2%)

9,635	Ford Motor Companyµ 6.200%, 06/01/24	253,786

3,615	Guitar Center, Inc.	450,067

1,670	Qurate Retail, Inc.µ 8.000%, 03/15/31	160,554

		864,407

	Energy (0.4%)

34,335	Energy Transfer, LP~‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74	842,924

29,375	NuStar Energy, LP~‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	645,662

18,550	NuStar Logistics, LP~‡ 6.975%, 03/02/22 3 mo. USD LIBOR + 6.73%	467,646

		1,956,232

	Financials (1.5%)

18,000	Affiliated Managers Group, Inc.^ 4.750%, 09/30/60	447,840

17,285	Annaly Capital Management, Inc.µ^‡# 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	430,396

12,617	B Riley Financial, Inc.µ 5.250%, 08/31/28	312,649

9,000	B Riley Financial, Inc.µ 6.000%, 01/31/28	225,090

6,553	Bank of America Corp.µ^ 4.375%, 11/03/25	154,913

21,000	Brookfield Finance, Inc.µ 4.625%, 10/16/80	492,030

27,536	CNO Financial Group, Inc.µ 5.125%, 11/25/60	688,400

15,419	Cullen/Frost Bankers, Inc.µ 4.450%, 12/15/25	370,519

NUMBER OF SHARES		VALUE

5,687	First Republic Bank/CAµ 4.125%, 10/30/25	$129,891

8,250	Fulton Financial Corp.µ 5.125%, 01/15/26	208,148

22,575	Prudential Financial, Inc.^ 4.125%, 09/01/60	547,895

33,200	Selective Insurance Group, Inc.µ^ 4.600%, 12/15/25	793,480

8,994	Signature Bank/New York NYµ 5.000%, 12/30/25	222,602

14,425	Spirit Realty Capital, Inc.µ# 6.000%, 10/03/22	366,395

3,900	US Bancorpµ 3.750%, 01/15/26	86,346

33,630	W R Berkley Corp.µ^ 5.100%, 12/30/59	866,645

		6,343,239

	Industrials (0.1%)

7,500	Brookfield Finance I UK, PLCµ 4.500%, 11/24/25	172,875

8,350	QVC, Inc.µ 6.250%, 11/26/68	185,120

7,275	WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33	221,742

		579,737

	Real Estate (0.4%)

30,350	Brookfield Property Partners, LPµ 5.750%, 03/31/25	690,462

15,300	Brookfield Property Partners, LPµ 6.375%, 09/30/24	369,189

17,100	EPR Propertiesµ# 5.750%, 11/30/22	419,121

10,050	Global Net Lease, Inc.µ# 6.875%, 11/26/24	264,717

		1,743,489

	Utilities (0.3%)

15,800	Algonquin Power & Utilities Corp.µ‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	418,700

16,750	Brookfield Renewable Partners, LP~ 5.250%, 03/31/25	419,588

13,450	DTE Energy Companyµ 5.250%, 12/01/77	347,548

		1,185,836

	TOTAL PREFERRED STOCKS (Cost $15,323,921)	15,119,408

CONVERTIBLE PREFERRED STOCKS (0.6%)

	Financials (0.6%)

590	Bank of America Corp.‡ ‡‡ 7.250%	830,720

8,850	Bank OZKµ 4.625%, 11/15/26	208,152

8,109	First Citizens Bancshare Preferred Stockµ^ 5.625%	214,483

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

15,050		First Republic Bankµ^ 4.000%, 08/30/26	$331,853

9,300		Morgan Stanleyµ 4.250%, 01/15/27	217,062

17,770		Prospect Capital Corp.~ 5.350%, 07/01/26	361,797

3,700		Wells Fargo & Companyµ 4.375%, 03/15/26	86,913

14,752		Western Alliance Bancorpµ‡ 4.250%, 09/30/26 5 year CMT + 3.45	372,045

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,735,820)	2,623,025

COMMON STOCKS (86.4%)

		Airlines (2.8%)

264,500		Southwest Airlines Companyµ#	11,839,020

		Communication Services (3.0%)

4,800		Alphabet, Inc. - Class A~^#	12,989,136

3,935		Altice USA, Inc. - Class A#	56,743

1,586		Cumulus Media, Inc. - Class Aµ#	16,256

			13,062,135

		Consumer Discretionary (9.9%)

265,000	EUR	Accor, SA#	9,739,105

35,000	EUR	Bayerische Motoren Werke, AG	3,704,501

174,000		Caesars Entertainment, Inc.~#	13,248,360

50,500		Hilton Worldwide Holdings, Inc.µ#	7,328,055

84,500		Las Vegas Sands Corp.µ#	3,701,100

58,700		Royal Caribbean Cruises, Ltd.^#	4,567,447

			42,288,568

		Energy (10.8%)

405,500		Baker Hughes a GE Companyµ	11,126,920

147,000		Canadian Natural Resources, Ltd.^	7,485,240

560		Chesapeake Energy Corp.~^	38,175

12,950		Energy Transfer, LP	123,932

152,000	CAD	Keyera Corp.^	3,576,541

199,600		Sysco Corp.µ	15,598,740

275,000		Williams Companies, Inc.~^	8,233,500

			46,183,048

		Financials (19.3%)

2,200,000		Banco Bradesco, SA~	9,438,000

309,500		Bank of America Corp.~^	14,280,330

5,123		Ellington Financial, Inc.µ‡#	126,640

4,400,000	MXN	Fibra Uno Administracion, SA de CV	4,522,009

654,000		Huntington Bancshares, Inc.~^	9,849,240

2,558,000	GBP	Legal & General Group, PLC	10,001,672

12,200,000	GBP	Lloyds Banking Group, PLC	8,466,444

3,695,000	GBP	Natwest Group, PLC	12,144,656

135,000		Truist Financial Corp.~^	8,480,700

154,000		XP, Inc. - Class A~#	5,129,740

			82,439,431

		Health Care (4.3%)

110,000		BioMarin Pharmaceutical, Inc.#	9,749,300

201,000		Boston Scientific Corp.~^#	8,622,900

			18,372,200

NUMBER OF SHARES			VALUE

		Industrials (25.9%)

162,500		AerCap Holdings, NV~#	$10,237,500

435,000		Air Lease Corp. - Class A~	17,317,350

52,000		Boeing Companyµ#	10,412,480

193,000		CSX Corp.µ	6,604,460

59,000		Honeywell International, Inc.µ	12,064,320

1,939,200	GBP	International Consolidated Airlines Group, SA#	4,145,382

50,000		L3Harris Technologies, Inc.µ	10,464,500

155,000		Raytheon Technologies Corp.µ	13,979,450

65,500	EUR	Siemens, AG	10,399,507

242,500		Uber Technologies, Inc.µ#	9,069,500

25,000		Union Pacific Corp.	6,113,750

			110,808,199

		Information Technology (6.9%)

93,500		Fidelity National Information Services, Inc.^	11,212,520

12,000		Paycom Software, Inc.#	4,023,600

69,300		Twilio, Inc. - Class Aµ#	14,284,116

			29,520,236

		Real Estate (1.3%)

5,466		American Finance Trust, Inc.µ#	147,855

186,000		VICI Properties, Inc.^	5,323,320

			5,471,175

		Special Purpose Acquisition Company (2.2%)

184,000		Shell, PLC W/i Adr Adr#	9,457,600

		TOTAL COMMON STOCKS (Cost $359,499,580)	369,441,612

EXCHANGE-TRADED FUND (0.9%)

		Financials (0.9%)

175,000		US Global Jets ETF (Cost $3,741,546)	3,713,500

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.1%) #

		Communication Services (0.0%)

24		Alphabet, Inc.

6,494,568		Call, 02/04/22, Strike $2,750.00	117,600

		Industrials (0.1%)

170		Boeing Company

3,404,080		Call, 03/18/22, Strike $230.00	36,210

1,650		Uber Technologies, Inc.

6,171,000		Call, 02/11/22, Strike $37.00	396,000

			432,210

		Information Technology (0.2%)

1,050		Micron Technology, Inc.

8,638,350		Call, 02/11/22, Strike $80.00 Twilio, Inc.	417,375

693

14,284,116		Put, 02/11/22, Strike $165.00	193,347

403

8,306,636		Call, 02/18/22, Strike $230.00	257,920

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

270

5,565,240	Call, 02/18/22, Strike $260.00	$50,085

		918,727

	Other (0.2%)

2,800	iShares MSCI Japan ETF

280,000	Call, 02/18/22, Strike $68.00 SPDR S&P 500 ETF Trust	9,800

1,780

80,083,980	Put, 02/09/22, Strike $420.00	151,300

1,740

78,284,340	Put, 02/18/22, Strike $440.00	1,004,850

		1,165,950

	Financials (0.3%)

1,200	Morgan Stanley

12,304,800	Call, 03/18/22, Strike $100.00	714,000

6,300	US Global Jets ETF

13,368,600	Call, 02/04/22, Strike $21.50	185,850

2,000	Wells Fargo & Company

10,760,000	Call, 03/18/22, Strike $55.00	339,000

		1,238,850

	Consumer Staples (0.1%)

156	Costco Wholesale Corp.

7,880,028	Call, 02/18/22, Strike $500.00	223,860

	Consumer Discretionary (0.1%)

42	Amazon.com, Inc.

12,564,174	Put, 02/04/22, Strike $2,700.00	31,500

825	Caesars Entertainment, Inc.

6,281,550	Call, 02/25/22, Strike $80.00	276,375

		307,875

	Materials (0.1%)

260	Linde, PLC

8,285,680	Call, 02/18/22, Strike $310.00	344,500

	TOTAL PURCHASED OPTIONS (Cost $6,527,550)	4,749,572

TOTAL INVESTMENTS (126.4%) (Cost $533,715,723)		540,918,114

LIABILITIES, LESS OTHER ASSETS (-26.4%)		(113,008,387)

NET ASSETS (100.0%)		$427,909,727

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-5.1%)

	Consumer Discretionary (-0.7%)

(8,600)	Home Depot, Inc.	(3,156,028)

	Consumer Staples (-2.9%)

(14,000)	Costco Wholesale Corp.	(7,071,820)

(119,000)	Kroger Company	(5,187,210)

		(12,259,030)

NUMBER OF SHARES		VALUE

	Industrials (-1.5%)

(44,000)	Waste Management, Inc.	$(6,619,360)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(21,832,862))	(22,034,418)

EXCHANGE-TRADED FUND SOLD SHORT (-41.3%)

	Other (-41.3%)

(392,500)	SPDR S&P 500 ETF Trust (Cost $(182,112,340))	(176,589,675)

	TOTAL SOLD SHORT (Cost $(203,945,202))	(198,624,093)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.8%) #

	Communication Services (0.0%)

37	Netflix, Inc.

1,580,418	Put, 02/18/22, Strike $440.00	(91,020)

	Consumer Discretionary (-0.1%)

42	Amazon.com, Inc.

12,564,174	Put, 03/18/22, Strike $2,300.00	(47,460)

825	Caesars Entertainment, Inc.

6,281,550	Put, 02/25/22, Strike $65.00	(113,025)

850	Starbucks Corp.

8,357,200	Put, 02/18/22, Strike $90.00	(76,500)

		(236,985)

	Financials (-0.1%)

	US Global Jets ETF

1,800

3,819,600	Call, 02/04/22, Strike $20.50	(163,800)

1,800

3,819,600	Put, 02/04/22, Strike $20.50	(35,100)

		(198,900)

	Industrials (0.0%)

1,650	Uber Technologies, Inc.

6,171,000	Put, 02/04/22, Strike $34.00	(25,575)

	Information Technology (0.0%)

140	Lam Research Corp.

8,258,880	Put, 02/18/22, Strike $540.00	(115,150)

1,050	Micron Technology, Inc.

8,638,350	Put, 02/18/22, Strike $70.00	(46,725)

693	Twilio, Inc.

14,284,116	Put, 02/04/22, Strike $175.00	(36,382)

		(198,257)

	Materials (0.0%)

260	Linde, PLC

8,285,680	Put, 03/18/22, Strike $290.00	(95,550)

	Other (-0.6%)

2,075	Invesco QQQ Trust Series

207,500	Put, 04/14/22, Strike $300.00 SPDR S&P 500 ETF Trust	(756,338)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,780

80,083,980	Put, 02/18/22, Strike $400.00	$(174,440)

1,740

78,284,340	Put, 04/14/22, Strike $390.00	(807,360)

1,600

71,985,600	Put, 03/18/22, Strike $400.00	(558,400)

870

39,142,170	Put, 03/18/22, Strike $380.00	(178,350)

		(2,474,888)

	TOTAL WRITTEN OPTIONS (Premium $8,047,496)	(3,321,175)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $101,139,171.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $147,094,995.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
‡‡	Perpetual maturity.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$321,723,025

Gross unrealized appreciation	34,766,544
Gross unrealized depreciation	(17,516,723)

Net unrealized appreciation (depreciation)	$17,249,821

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.